Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives - Costs - Footnotes (Detail) $ in Millions		3 Months Ended	12 Months Ended
		Dec. 31, 2015	Dec. 31, 2015 USD ($) Employee	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, expected number of positions eliminated | Employee			3,900
Restructuring charges	[1]		$ 811	$ 170	$ 1,038
Intangible asset impairments			323	396	803
Write off of prepaid amounts			25
Payments for the return of acquired rights			20
Sales Force Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges				(149)
Research and Development Expense [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges			80	37	13
Intangible asset impairments			13	190	140
Manufacturing Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges			80	97	356
Corporate, Non-Segment [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges			164	65	173
Operating Segments [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges					496
Global Innovative Pharmaceutical [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges			39	35
Intangible asset impairments				12	448
Global Vaccines, Oncology and Consumer Healthcare [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges			45	28
Global Established Pharmaceutical [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges			402	57
Intangible asset impairments			294	$ 166	$ 201
In Process Research and Development [Member]
Restructuring Cost and Reserve [Line Items]
Intangible asset impairments			170
Venezuela [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges			$ 39
Reduction in labor force, percentage		36.00%	36.00%
Return of Acquired Rights [Member] | Hospira [Member]
Restructuring Cost and Reserve [Line Items]
Charges for return of acquired rights			$ 215

[1]	In 2015, Employee terminations represent the expected reduction of the workforce by approximately 3,900 employees, mainly in sales, corporate and research. Employee termination costs are generally recorded when the actions are probable and estimable and include accrued severance benefits, pension and postretirement benefits, many of which may be paid out during periods after termination.The restructuring charges in 2015, which include a $39 million charge related to a 36% reduction in our labor force in Venezuela, are associated with the following:•Global Innovative Pharmaceutical segment (GIP) ($39 million); the Global Vaccines, Oncology and Consumer Healthcare segment (VOC) ($45 million); the Global Established Pharmaceutical segment (GEP) ($402 million); Worldwide Research and Development and Medical (WRD/M) ($80 million); manufacturing operations ($80 million); and Corporate ($164 million).The restructuring charges in 2014 are associated with the following:•GIP ($35 million); VOC ($28 million); GEP ($57 million); WRD/M ($37 million); manufacturing operations ($97 million); and Corporate ($65 million), as well as $149 million of income related to the partial reversal of prior-period restructuring charges not directly associated with the new individual segments, and primarily reflecting a change in estimate with respect to our sales force restructuring plans.The restructuring charges in 2013 are associated with the following:•Total operating segments ($496 million); WRD/M ($13 million); manufacturing operations ($356 million); and Corporate ($173 million).At the beginning of fiscal 2014, we revised our operating segments and are unable to directly associate these prior-period restructuring charges with the new individual segments.In September 2015, in order to eliminate certain redundancies in our biosimilar drug products pipeline created as a result of the acquisition of Hospira, we opted to return rights to Celltrion Inc. and Celltrion Healthcare, Co., Ltd. (collectively, Celltrion) that Hospira had previously acquired to potential biosimilars to Rituxan® (rituximab) and Herceptin® (trastuzumab). As such, upon return of the acquired rights, in 2015 we incurred charges of $215 million, which are comprised of (i) a write-off of the applicable IPR&D assets, totaling $170 million, which is included in Asset impairments; (ii) a write-off of amounts prepaid to Celltrion in the amount of $25 million, which is included in Asset impairments; and (iii) a payment to Celltrion of $20 million, which is included in Exit costs. The recorded amounts for the assets acquired from Hospira are provisional and are subject to change. See Note 2A.